Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 — SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes. ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all located in Hong Kong and majority of the Company’s revenue and all of the expense are derived in Hong Kong. Therefore, no geographical segments are presented. The single segment represents the Company’s core business of providing design, fit out and repair and maintenance services to its customers in Hong Kong.

The following table presents revenue by major revenue type for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the years ended March 31,
	2025	2024	2023
Design and fit out services	$2,986,769	$3,603,422	$2,025,410
Design only services	279,621	779,574	648,068
Total	$3,266,390	$4,382,996	$2,673,478

The following table presents revenue by type of premises for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the years ended March 31,
	2025	2024	2023
Non-residential	$2,533,927	$3,651,614	$1,291,995
Residential	732,463	731,382	1,381,483
Total	$3,266,390	$4,382,996	$2,673,478

The following table presents the significant revenue and expense categories in the Company’s single operating segment:

	For the years ended March 31,
	2025	2024	2023
Revenues	$3,266,390	$4,382,996	$2,673,478
Cost of revenues	(2,540,218)	(2,821,615)	(1,409,697)
Selling and marketing expenses	(57,644)	(767)	(2,084)
General and administrative expenses	(2,296,037)	(669,825)	(336,626)
Other (expenses) income, net	(8,227)	21,581	24,578
Benefit from (Provision for) income taxes	174,620	(128,932)	(130,225)
Net (loss) income	$(1,461,116)	$783,438	$819,424